Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000026507 | PIMCO Low Duration Fund
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000026507 | PIMCO All Authority: Multi-RAE PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000026507 | PIMCO Total Return Fund
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000026507 | PIMCO RealEstateRealReturn Strategy Fund
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000026507 | PIMCO Emerging Markets Local Currency and Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000026507 | PIMCO International Bond Fund (U.S. Dollar-Hedged)
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000026507 | PIMCO High Yield Fund
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000026507 | PIMCO TRENDS Managed Futures Strategy Fund
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000026507 | PIMCO Emerging Markets Currency and Short-Term Investments Fund
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000026507 | PIMCO RAE Fundamental Advantage PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000026507 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026507 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	140.10%
C000026507 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(40.30%)
C000026508 | PIMCO Low Duration Fund
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000026508 | PIMCO All Authority: Multi-RAE PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000026508 | PIMCO Total Return Fund
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000026508 | PIMCO RealEstateRealReturn Strategy Fund
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000026508 | PIMCO Emerging Markets Local Currency and Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000026508 | PIMCO International Bond Fund (U.S. Dollar-Hedged)
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000026508 | PIMCO High Yield Fund
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000026508 | PIMCO TRENDS Managed Futures Strategy Fund
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000026508 | PIMCO Emerging Markets Currency and Short-Term Investments Fund
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000026508 | PIMCO RAE Fundamental Advantage PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000026508 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026508 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	140.10%
C000026508 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(40.30%)
C000200436 | PIMCO Low Duration Fund
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000200436 | PIMCO All Authority: Multi-RAE PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000200436 | PIMCO Total Return Fund
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000200436 | PIMCO RealEstateRealReturn Strategy Fund
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000200436 | PIMCO Emerging Markets Local Currency and Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000200436 | PIMCO International Bond Fund (U.S. Dollar-Hedged)
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000200436 | PIMCO High Yield Fund
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000200436 | PIMCO TRENDS Managed Futures Strategy Fund
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000200436 | PIMCO Emerging Markets Currency and Short-Term Investments Fund
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000200436 | PIMCO RAE Fundamental Advantage PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000200436 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000200436 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	140.10%
C000200436 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(40.30%)
C000026506 | PIMCO Low Duration Fund
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000026506 | PIMCO All Authority: Multi-RAE PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000026506 | PIMCO Total Return Fund
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000026506 | PIMCO RealEstateRealReturn Strategy Fund
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000026506 | PIMCO Emerging Markets Local Currency and Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000026506 | PIMCO International Bond Fund (U.S. Dollar-Hedged)
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000026506 | PIMCO High Yield Fund
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000026506 | PIMCO TRENDS Managed Futures Strategy Fund
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000026506 | PIMCO Emerging Markets Currency and Short-Term Investments Fund
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000026506 | PIMCO RAE Fundamental Advantage PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000026506 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026506 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	140.10%
C000026506 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(40.30%)
C000064130 | PIMCO Low Duration Fund
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000064130 | PIMCO All Authority: Multi-RAE PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000064130 | PIMCO Total Return Fund
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000064130 | PIMCO RealEstateRealReturn Strategy Fund
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000064130 | PIMCO Emerging Markets Local Currency and Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000064130 | PIMCO International Bond Fund (U.S. Dollar-Hedged)
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000064130 | PIMCO High Yield Fund
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000064130 | PIMCO TRENDS Managed Futures Strategy Fund
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000064130 | PIMCO Emerging Markets Currency and Short-Term Investments Fund
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000064130 | PIMCO RAE Fundamental Advantage PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000064130 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000064130 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	140.10%
C000064130 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(40.30%)
C000026555 | PIMCO Low Duration Fund
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000026555 | PIMCO Total Return Fund
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000026555 | PIMCO Emerging Markets Local Currency and Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000026555 | PIMCO High Yield Fund
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000026555 | PIMCO TRENDS Managed Futures Strategy Fund
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000026555 | PIMCO Emerging Markets Currency and Short-Term Investments Fund
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000026555 | PIMCO RAE Fundamental Advantage PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000026555 | PIMCO All Asset: Multi-RAE PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000026555 | PIMCO All Asset: Multi-Real Fund
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000026555 | PIMCO RAE Worldwide Long/Short PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000026555 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000026555 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	100.60%
C000026555 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000026554 | PIMCO Low Duration Fund
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000026554 | PIMCO Total Return Fund
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000026554 | PIMCO Emerging Markets Local Currency and Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000026554 | PIMCO High Yield Fund
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000026554 | PIMCO TRENDS Managed Futures Strategy Fund
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000026554 | PIMCO Emerging Markets Currency and Short-Term Investments Fund
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000026554 | PIMCO RAE Fundamental Advantage PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000026554 | PIMCO All Asset: Multi-RAE PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000026554 | PIMCO All Asset: Multi-Real Fund
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000026554 | PIMCO RAE Worldwide Long/Short PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000026554 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000026554 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	100.60%
C000026554 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000026557 | PIMCO Low Duration Fund
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000026557 | PIMCO Total Return Fund
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000026557 | PIMCO Emerging Markets Local Currency and Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000026557 | PIMCO High Yield Fund
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000026557 | PIMCO TRENDS Managed Futures Strategy Fund
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000026557 | PIMCO Emerging Markets Currency and Short-Term Investments Fund
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000026557 | PIMCO RAE Fundamental Advantage PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000026557 | PIMCO All Asset: Multi-RAE PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000026557 | PIMCO All Asset: Multi-Real Fund
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000026557 | PIMCO RAE Worldwide Long/Short PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000026557 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
C000026557 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	100.60%
C000026557 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000200442 | PIMCO Low Duration Fund
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000200442 | PIMCO Total Return Fund
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000200442 | PIMCO Emerging Markets Local Currency and Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000200442 | PIMCO High Yield Fund
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000200442 | PIMCO TRENDS Managed Futures Strategy Fund
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000200442 | PIMCO Emerging Markets Currency and Short-Term Investments Fund
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000200442 | PIMCO RAE Fundamental Advantage PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000200442 | PIMCO All Asset: Multi-RAE PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000200442 | PIMCO All Asset: Multi-Real Fund
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000200442 | PIMCO RAE Worldwide Long/Short PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000200442 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[4]
C000200442 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	100.60%
C000200442 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000026553 | PIMCO Low Duration Fund
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000026553 | PIMCO Total Return Fund
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000026553 | PIMCO Emerging Markets Local Currency and Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000026553 | PIMCO High Yield Fund
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000026553 | PIMCO TRENDS Managed Futures Strategy Fund
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000026553 | PIMCO Emerging Markets Currency and Short-Term Investments Fund
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000026553 | PIMCO RAE Fundamental Advantage PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000026553 | PIMCO All Asset: Multi-RAE PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000026553 | PIMCO All Asset: Multi-Real Fund
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000026553 | PIMCO RAE Worldwide Long/Short PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000026553 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[5]
C000026553 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	100.60%
C000026553 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000064139 | PIMCO Low Duration Fund
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000064139 | PIMCO Total Return Fund
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000064139 | PIMCO Emerging Markets Local Currency and Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000064139 | PIMCO High Yield Fund
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000064139 | PIMCO TRENDS Managed Futures Strategy Fund
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000064139 | PIMCO Emerging Markets Currency and Short-Term Investments Fund
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000064139 | PIMCO RAE Fundamental Advantage PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000064139 | PIMCO All Asset: Multi-RAE PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000064139 | PIMCO All Asset: Multi-Real Fund
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000064139 | PIMCO RAE Worldwide Long/Short PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000064139 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[6]
C000064139 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	100.60%
C000064139 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000031163 | PIMCO Low Duration Fund
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000031163 | PIMCO Total Return Fund
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000031163 | PIMCO Emerging Markets Local Currency and Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000031163 | PIMCO High Yield Fund
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000031163 | PIMCO TRENDS Managed Futures Strategy Fund
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000031163 | PIMCO Emerging Markets Currency and Short-Term Investments Fund
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000031163 | PIMCO RAE Fundamental Advantage PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000031163 | PIMCO All Asset: Multi-RAE PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000031163 | PIMCO All Asset: Multi-Real Fund
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000031163 | PIMCO RAE Worldwide Long/Short PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000031163 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[7]
C000031163 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	100.60%
C000031163 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000215594 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000215594 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000215594 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	65.90%
C000215594 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000215594 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000215594 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000215594 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215594 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000215594 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000215594 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000215598 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000215598 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000215598 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	65.90%
C000215598 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000215598 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000215598 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000215598 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215598 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000215598 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000215598 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000215597 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000215597 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000215597 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	65.90%
C000215597 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000215597 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000215597 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000215597 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215597 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000215597 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000215597 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000215595 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000215595 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000215595 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	65.90%
C000215595 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000215595 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000215595 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000215595 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215595 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000215595 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000215595 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000215596 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000215596 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000215596 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	65.90%
C000215596 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000215596 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000215596 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000215596 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215596 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000215596 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000215596 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000103224 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000103224 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000103224 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(5.10%)
C000103224 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	61.30%
C000103224 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000103224 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000103224 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000103224 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000103224 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000103224 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[8]
C000103224 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000103224 | AssetConvertible Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000103224 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000103224 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[8]
C000103225 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000103225 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000103225 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(5.10%)
C000103225 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	61.30%
C000103225 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000103225 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000103225 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000103225 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000103225 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000103225 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[9]
C000103225 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000103225 | AssetConvertible Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000103225 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000103225 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[9]
C000103220 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000103220 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000103220 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(5.10%)
C000103220 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	61.30%
C000103220 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000103220 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000103220 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000103220 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000103220 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000103220 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[10]
C000103220 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000103220 | AssetConvertible Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000103220 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000103220 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[10]
C000103221 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000103221 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000103221 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(5.10%)
C000103221 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	61.30%
C000103221 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000103221 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000103221 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000103221 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000103221 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000103221 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[11]
C000103221 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000103221 | AssetConvertible Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000103221 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000103221 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[11]
C000026674 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026674 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000026674 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(14.60%)
C000026674 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	45.20%
C000026674 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000026674 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000026674 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000026674 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000026674 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000026674 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[12]
C000026674 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000026674 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000026674 | AssetU.S. Government Agencies_SS
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026673 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026673 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000026673 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(14.60%)
C000026673 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	45.20%
C000026673 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000026673 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000026673 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000026673 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000026673 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000026673 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[13]
C000026673 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000026673 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000026673 | AssetU.S. Government Agencies_SS
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026676 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026676 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000026676 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(14.60%)
C000026676 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	45.20%
C000026676 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000026676 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000026676 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000026676 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000026676 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000026676 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[14]
C000026676 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000026676 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000026676 | AssetU.S. Government Agencies_SS
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000200455 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000200455 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000200455 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(14.60%)
C000200455 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	45.20%
C000200455 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000200455 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000200455 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000200455 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000200455 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000200455 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[15]
C000200455 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000200455 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000200455 | AssetU.S. Government Agencies_SS
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026672 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026672 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000026672 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(14.60%)
C000026672 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	45.20%
C000026672 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000026672 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000026672 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000026672 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000026672 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000026672 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[16]
C000026672 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000026672 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000026672 | AssetU.S. Government Agencies_SS
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000064160 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000064160 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000064160 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(14.60%)
C000064160 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	45.20%
C000064160 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000064160 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000064160 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000064160 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000064160 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000064160 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[17]
C000064160 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000064160 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000064160 | AssetU.S. Government Agencies_SS
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000065243 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000065243 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000065243 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(76.30%)
C000065243 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000065243 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000065243 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	66.00%
C000065243 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000065243 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000065243 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000065243 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000065243 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000065243 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000065243 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000065243 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[18]
C000065243 | AssetConvertible Preferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000069483 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000069483 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000069483 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(76.30%)
C000069483 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000069483 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000069483 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	66.00%
C000069483 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000069483 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000069483 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000069483 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000069483 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000069483 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000069483 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000069483 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[19]
C000069483 | AssetConvertible Preferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000200461 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000200461 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000200461 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(76.30%)
C000200461 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000200461 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000200461 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	66.00%
C000200461 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000200461 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000200461 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000200461 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000200461 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000200461 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000200461 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000200461 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[20]
C000200461 | AssetConvertible Preferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000065246 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000065246 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000065246 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(76.30%)
C000065246 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000065246 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000065246 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	66.00%
C000065246 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000065246 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000065246 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000065246 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000065246 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000065246 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000065246 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000065246 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[21]
C000065246 | AssetConvertible Preferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000065245 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000065245 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000065245 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(76.30%)
C000065245 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000065245 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000065245 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	66.00%
C000065245 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000065245 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000065245 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000065245 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000065245 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000065245 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000065245 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000065245 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[22]
C000065245 | AssetConvertible Preferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000069484 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000069484 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000069484 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(76.30%)
C000069484 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000069484 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000069484 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	66.00%
C000069484 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000069484 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000069484 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000069484 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000069484 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000069484 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000069484 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000069484 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[23]
C000069484 | AssetConvertible Preferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000035569 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000035569 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000035569 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(119.70%)
C000035569 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[24]
C000035569 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000035569 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000035569 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000035569 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000035569 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	188.10%
C000035569 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000064165 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000064165 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000064165 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(119.70%)
C000064165 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[25]
C000064165 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000064165 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000064165 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000064165 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000064165 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	188.10%
C000064165 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000067743 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000067743 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	73.60%
C000067743 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(13.90%)
C000067743 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000067743 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000067743 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000067743 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000067743 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000067743 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000067743 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000067743 | AssetConvertible Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[26]
C000067743 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000067744 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000067744 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	73.60%
C000067744 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(13.90%)
C000067744 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000067744 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000067744 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000067744 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000067744 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000067744 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000067744 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000067744 | AssetConvertible Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[27]
C000067744 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000067747 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000067747 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	73.60%
C000067747 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(13.90%)
C000067747 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000067747 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000067747 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000067747 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000067747 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000067747 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000067747 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000067747 | AssetConvertible Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[28]
C000067747 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000067746 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000067746 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	73.60%
C000067746 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(13.90%)
C000067746 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000067746 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000067746 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000067746 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000067746 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000067746 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000067746 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000067746 | AssetConvertible Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[29]
C000067746 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000026542 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000026542 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000026542 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(143.90%)
C000026542 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	234.60%
C000026542 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000026542 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000026542 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000026542 | AssetU.S. Government Agencies_SS
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[30]
C000026544 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000026544 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000026544 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(143.90%)
C000026544 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	234.60%
C000026544 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000026544 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000026544 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000026544 | AssetU.S. Government Agencies_SS
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[31]
C000203300 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000203300 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000203300 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(143.90%)
C000203300 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	234.60%
C000203300 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000203300 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000203300 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000203300 | AssetU.S. Government Agencies_SS
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[32]
C000026541 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000026541 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000026541 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(143.90%)
C000026541 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	234.60%
C000026541 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000026541 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000026541 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000026541 | AssetU.S. Government Agencies_SS
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[33]
C000064137 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000064137 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000064137 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(143.90%)
C000064137 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	234.60%
C000064137 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000064137 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000064137 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000064137 | AssetU.S. Government Agencies_SS
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[34]
C000026548 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000026548 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000026548 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(4.80%)
C000026548 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	85.30%
C000026548 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000026548 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[35]
C000026548 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000026548 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[35]
C000026547 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000026547 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000026547 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(4.80%)
C000026547 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	85.30%
C000026547 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000026547 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[36]
C000026547 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000026547 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[36]
C000026550 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000026550 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000026550 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(4.80%)
C000026550 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	85.30%
C000026550 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000026550 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[37]
C000026550 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000026550 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[37]
C000200441 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000200441 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000200441 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(4.80%)
C000200441 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	85.30%
C000200441 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000200441 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[38]
C000200441 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000200441 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[38]
C000026546 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000026546 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000026546 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(4.80%)
C000026546 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	85.30%
C000026546 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000026546 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[39]
C000026546 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000026546 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[39]
C000064138 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000064138 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000064138 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(4.80%)
C000064138 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	85.30%
C000064138 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000064138 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[40]
C000064138 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000064138 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[40]
C000026552 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000026552 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000026552 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(4.80%)
C000026552 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	85.30%
C000026552 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000026552 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[41]
C000026552 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000026552 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[41]
C000091652 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000091652 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000091652 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000091652 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	80.20%
C000091652 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000091652 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000091652 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000091652 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000091652 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000091652 | AssetConvertible Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000091652 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000091653 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000091653 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000091653 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000091653 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	80.20%
C000091653 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000091653 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000091653 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000091653 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000091653 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000091653 | AssetConvertible Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000091653 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000200463 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000200463 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000200463 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000200463 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	80.20%
C000200463 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000200463 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000200463 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000200463 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000200463 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000200463 | AssetConvertible Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000200463 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000091648 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000091648 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000091648 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000091648 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	80.20%
C000091648 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000091648 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000091648 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000091648 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000091648 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000091648 | AssetConvertible Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000091648 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000091649 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000091649 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000091649 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000091649 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	80.20%
C000091649 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000091649 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000091649 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000091649 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000091649 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000091649 | AssetConvertible Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000091649 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000026566 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[42]
C000026566 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000026566 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(9.70%)
C000026566 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	69.60%
C000026566 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000026566 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000026566 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000026566 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000026566 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000026566 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000026566 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[42]
C000026566 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000026566 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000026566 | AssetConvertible Preferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026566 | AssetReal Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026565 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[43]
C000026565 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000026565 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(9.70%)
C000026565 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	69.60%
C000026565 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000026565 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000026565 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000026565 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000026565 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000026565 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000026565 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[43]
C000026565 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000026565 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000026565 | AssetConvertible Preferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026565 | AssetReal Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026567 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[44]
C000026567 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000026567 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(9.70%)
C000026567 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	69.60%
C000026567 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000026567 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000026567 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000026567 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000026567 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000026567 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000026567 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[44]
C000026567 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000026567 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000026567 | AssetConvertible Preferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026567 | AssetReal Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000200444 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[45]
C000200444 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000200444 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(9.70%)
C000200444 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	69.60%
C000200444 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000200444 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000200444 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000200444 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000200444 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000200444 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000200444 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[45]
C000200444 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000200444 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000200444 | AssetConvertible Preferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000200444 | AssetReal Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026564 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[46]
C000026564 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000026564 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(9.70%)
C000026564 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	69.60%
C000026564 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000026564 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000026564 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000026564 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000026564 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000026564 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000026564 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[46]
C000026564 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000026564 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000026564 | AssetConvertible Preferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026564 | AssetReal Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000064141 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[47]
C000064141 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000064141 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(9.70%)
C000064141 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	69.60%
C000064141 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000064141 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000064141 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000064141 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000064141 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000064141 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000064141 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[47]
C000064141 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000064141 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000064141 | AssetConvertible Preferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000064141 | AssetReal Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000080408 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[48]
C000080408 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000080408 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(56.10%)
C000080408 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	47.20%
C000080408 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000080408 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000080408 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000080408 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000080408 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	69.90%
C000080408 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000080408 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[48]
C000080408 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000080408 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000195167 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[49]
C000195167 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000195167 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(56.10%)
C000195167 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	47.20%
C000195167 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000195167 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000195167 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000195167 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000195167 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	69.90%
C000195167 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000195167 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[49]
C000195167 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000195167 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000035567 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[50]
C000035567 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000035567 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(56.10%)
C000035567 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	47.20%
C000035567 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000035567 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000035567 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000035567 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000035567 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	69.90%
C000035567 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000035567 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[50]
C000035567 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000035567 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000064164 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[51]
C000064164 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000064164 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(56.10%)
C000064164 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	47.20%
C000064164 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000064164 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000064164 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000064164 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000064164 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	69.90%
C000064164 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000064164 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[51]
C000064164 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000064164 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000075114 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[52]
C000075114 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000075114 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(7.90%)
C000075114 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	67.00%
C000075114 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000075114 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000075114 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000075114 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000075114 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000075114 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000075114 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[52]
C000075114 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000075114 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000075114 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000075116 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[53]
C000075116 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000075116 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(7.90%)
C000075116 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	67.00%
C000075116 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000075116 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000075116 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000075116 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000075116 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000075116 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000075116 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[53]
C000075116 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000075116 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000075116 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026572 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[54]
C000026572 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(89.80%)
C000026572 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000026572 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000026572 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000026572 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000026572 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	162.60%
C000026572 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026574 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[55]
C000026574 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(89.80%)
C000026574 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000026574 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000026574 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000026574 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000026574 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	162.60%
C000026574 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026570 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[56]
C000026570 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(89.80%)
C000026570 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000026570 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000026570 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000026570 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000026570 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	162.60%
C000026570 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000064142 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[57]
C000064142 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(89.80%)
C000064142 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000064142 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000064142 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000064142 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000064142 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	162.60%
C000064142 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000098429 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000098429 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000098429 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000098429 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000098429 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000098429 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[58]
C000098429 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	51.70%
C000098429 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000098430 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000098430 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000098430 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000098430 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000098430 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000098430 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[59]
C000098430 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	51.70%
C000098430 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000098425 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000098425 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000098425 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000098425 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000098425 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000098425 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[60]
C000098425 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	51.70%
C000098425 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000098426 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000098426 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000098426 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000098426 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000098426 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000098426 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[61]
C000098426 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	51.70%
C000098426 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000026513 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000026513 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000026513 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(64.80%)
C000026513 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000026513 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000026513 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	61.00%
C000026513 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000026513 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000026513 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000026513 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[62]
C000026513 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026513 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000026513 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026514 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000026514 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000026514 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(64.80%)
C000026514 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000026514 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000026514 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	61.00%
C000026514 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000026514 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000026514 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000026514 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[63]
C000026514 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026514 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000026514 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000222832 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000222832 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000222832 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(64.80%)
C000222832 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000222832 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000222832 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	61.00%
C000222832 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000222832 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000222832 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000222832 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[64]
C000222832 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000222832 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000222832 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000200437 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000200437 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000200437 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(64.80%)
C000200437 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000200437 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000200437 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	61.00%
C000200437 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000200437 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000200437 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000200437 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[65]
C000200437 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000200437 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000200437 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026511 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000026511 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000026511 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(64.80%)
C000026511 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000026511 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000026511 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	61.00%
C000026511 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000026511 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000026511 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000026511 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[66]
C000026511 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026511 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000026511 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000064131 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000064131 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000064131 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(64.80%)
C000064131 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000064131 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000064131 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	61.00%
C000064131 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000064131 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000064131 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000064131 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[67]
C000064131 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000064131 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000064131 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000073751 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000073751 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000073751 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(61.50%)
C000073751 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000073751 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000073751 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	61.10%
C000073751 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000073751 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000073751 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000073751 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000073751 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000073751 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000073751 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000073752 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000073752 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000073752 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(61.50%)
C000073752 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000073752 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000073752 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	61.10%
C000073752 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000073752 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000073752 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000073752 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000073752 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000073752 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000073752 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000073749 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000073749 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000073749 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(61.50%)
C000073749 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000073749 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000073749 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	61.10%
C000073749 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000073749 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000073749 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000073749 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000073749 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000073749 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000073749 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000073754 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000073754 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000073754 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(61.50%)
C000073754 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000073754 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000073754 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	61.10%
C000073754 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000073754 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000073754 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000073754 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000073754 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000073754 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000073754 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026586 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026586 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000026586 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(23.60%)
C000026586 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000026586 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000026586 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000026586 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000026586 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000026586 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	59.40%
C000026586 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000026586 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000085176 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000085176 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000085176 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(23.60%)
C000085176 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000085176 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000085176 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000085176 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000085176 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000085176 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	59.40%
C000085176 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000085176 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000118565 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000118565 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000118565 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(111.30%)
C000118565 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000118565 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	144.90%
C000118565 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000118565 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000118565 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000118565 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000118565 | AssetU.S. Government Agencies_SS
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000118566 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000118566 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000118566 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(111.30%)
C000118566 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000118566 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	144.90%
C000118566 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000118566 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000118566 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000118566 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000118566 | AssetU.S. Government Agencies_SS
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000200465 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000200465 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000200465 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(111.30%)
C000200465 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000200465 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	144.90%
C000200465 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000200465 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000200465 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000200465 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000200465 | AssetU.S. Government Agencies_SS
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000118561 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000118561 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000118561 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(111.30%)
C000118561 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000118561 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	144.90%
C000118561 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000118561 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000118561 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000118561 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000118561 | AssetU.S. Government Agencies_SS
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000118562 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000118562 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000118562 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(111.30%)
C000118562 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000118562 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	144.90%
C000118562 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000118562 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000118562 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000118562 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000118562 | AssetU.S. Government Agencies_SS
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000221063 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000221063 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(21.40%)
C000221063 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000221063 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000221063 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	48.60%
C000221063 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000221063 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000221063 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000221063 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000221063 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000221063 | AssetU.S. Government Agencies_SS
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000221062 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000221062 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(21.40%)
C000221062 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000221062 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000221062 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	48.60%
C000221062 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000221062 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000221062 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000221062 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000221062 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000221062 | AssetU.S. Government Agencies_SS
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000221065 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000221065 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(21.40%)
C000221065 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000221065 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000221065 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	48.60%
C000221065 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000221065 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000221065 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000221065 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000221065 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000221065 | AssetU.S. Government Agencies_SS
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000221066 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000221066 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(21.40%)
C000221066 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000221066 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000221066 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	48.60%
C000221066 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000221066 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000221066 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000221066 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000221066 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000221066 | AssetU.S. Government Agencies_SS
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000221064 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000221064 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(21.40%)
C000221064 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000221064 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000221064 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	48.60%
C000221064 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000221064 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000221064 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000221064 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000221064 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000221064 | AssetU.S. Government Agencies_SS
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000241367 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000241367 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(17.80%)
C000241367 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000241367 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000241367 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	43.10%
C000241367 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000241367 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000241367 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000241367 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000152877 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000152877 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000152877 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
C000152877 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	60.70%
C000152877 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000152877 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000152877 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000152878 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000152878 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000152878 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
C000152878 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	60.70%
C000152878 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000152878 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000152878 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000200467 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000200467 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000200467 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
C000200467 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	60.70%
C000200467 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000200467 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000200467 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000152873 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000152873 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000152873 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
C000152873 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	60.70%
C000152873 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000152873 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000152873 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000152874 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000152874 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000152874 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
C000152874 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	60.70%
C000152874 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000152874 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000152874 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000026659 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[68]
C000026659 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(25.70%)
C000026659 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000026659 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000026659 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	42.40%
C000026659 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000026659 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000026659 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000026659 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000026659 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026659 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000217562 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[69]
C000217562 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(25.70%)
C000217562 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000217562 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000217562 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	42.40%
C000217562 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000217562 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000217562 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000217562 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000217562 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000217562 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000217563 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[70]
C000217563 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(25.70%)
C000217563 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000217563 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000217563 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	42.40%
C000217563 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000217563 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000217563 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000217563 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000217563 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000217563 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000203306 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[71]
C000203306 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(25.70%)
C000203306 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000203306 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000203306 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	42.40%
C000203306 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000203306 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000203306 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000203306 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000203306 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000203306 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026658 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[72]
C000026658 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(25.70%)
C000026658 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000026658 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000026658 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	42.40%
C000026658 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000026658 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000026658 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000026658 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000026658 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026658 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000066771 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[73]
C000066771 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(25.70%)
C000066771 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000066771 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000066771 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	42.40%
C000066771 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000066771 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000066771 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000066771 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000066771 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000066771 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026656 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026656 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000026656 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(38.20%)
C000026656 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000026656 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	40.00%
C000026656 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000026656 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000026656 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	55.00%
C000026656 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000026656 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[74]
C000026656 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000082492 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000082492 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000082492 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(38.20%)
C000082492 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000082492 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	40.00%
C000082492 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000082492 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000082492 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	55.00%
C000082492 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000082492 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[75]
C000082492 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000099804 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000099804 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000099804 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(29.20%)
C000099804 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	45.30%
C000099804 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000099804 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	47.20%
C000099804 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000099804 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000099804 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000099804 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000099804 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[76]
C000099804 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000099802 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000099802 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000099802 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(29.20%)
C000099802 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	45.30%
C000099802 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000099802 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	47.20%
C000099802 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000099802 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000099802 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000099802 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000099802 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[77]
C000099802 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.30%

[1]	Rounded value of investments is less than 0.1% of net assets.
[2]	Rounded value of investments is less than 0.1% of net assets.
[3]	Rounded value of investments is less than 0.1% of net assets.
[4]	Rounded value of investments is less than 0.1% of net assets.
[5]	Rounded value of investments is less than 0.1% of net assets.
[6]	Rounded value of investments is less than 0.1% of net assets.
[7]	Rounded value of investments is less than 0.1% of net assets.
[8]	Rounded value of investments is less than 0.1% of net assets.
[9]	Rounded value of investments is less than 0.1% of net assets.
[10]	Rounded value of investments is less than 0.1% of net assets.
[11]	Rounded value of investments is less than 0.1% of net assets.
[12]	Rounded value of investments is less than 0.1% of net assets.
[13]	Rounded value of investments is less than 0.1% of net assets.
[14]	Rounded value of investments is less than 0.1% of net assets.
[15]	Rounded value of investments is less than 0.1% of net assets.
[16]	Rounded value of investments is less than 0.1% of net assets.
[17]	Rounded value of investments is less than 0.1% of net assets.
[18]	Rounded value of investments is less than 0.1% of net assets.
[19]	Rounded value of investments is less than 0.1% of net assets.
[20]	Rounded value of investments is less than 0.1% of net assets.
[21]	Rounded value of investments is less than 0.1% of net assets.
[22]	Rounded value of investments is less than 0.1% of net assets.
[23]	Rounded value of investments is less than 0.1% of net assets.
[24]	Rounded value of investments is less than 0.1% of net assets.
[25]	Rounded value of investments is less than 0.1% of net assets.
[26]	Rounded value of investments is less than 0.1% of net assets.
[27]	Rounded value of investments is less than 0.1% of net assets.
[28]	Rounded value of investments is less than 0.1% of net assets.
[29]	Rounded value of investments is less than 0.1% of net assets.
[30]	Rounded value of investments is less than 0.1% of net assets.
[31]	Rounded value of investments is less than 0.1% of net assets.
[32]	Rounded value of investments is less than 0.1% of net assets.
[33]	Rounded value of investments is less than 0.1% of net assets.
[34]	Rounded value of investments is less than 0.1% of net assets.
[35]	Rounded value of investments is less than 0.1% of net assets.
[36]	Rounded value of investments is less than 0.1% of net assets.
[37]	Rounded value of investments is less than 0.1% of net assets.
[38]	Rounded value of investments is less than 0.1% of net assets.
[39]	Rounded value of investments is less than 0.1% of net assets.
[40]	Rounded value of investments is less than 0.1% of net assets.
[41]	Rounded value of investments is less than 0.1% of net assets.
[42]	Rounded value of investments is less than 0.1% of net assets.
[43]	Rounded value of investments is less than 0.1% of net assets.
[44]	Rounded value of investments is less than 0.1% of net assets.
[45]	Rounded value of investments is less than 0.1% of net assets.
[46]	Rounded value of investments is less than 0.1% of net assets.
[47]	Rounded value of investments is less than 0.1% of net assets.
[48]	Rounded value of investments is less than 0.1% of net assets.
[49]	Rounded value of investments is less than 0.1% of net assets.
[50]	Rounded value of investments is less than 0.1% of net assets.
[51]	Rounded value of investments is less than 0.1% of net assets.
[52]	Rounded value of investments is less than 0.1% of net assets.
[53]	Rounded value of investments is less than 0.1% of net assets.
[54]	Rounded value of investments is less than 0.1% of net assets.
[55]	Rounded value of investments is less than 0.1% of net assets.
[56]	Rounded value of investments is less than 0.1% of net assets.
[57]	Rounded value of investments is less than 0.1% of net assets.
[58]	Rounded value of investments is less than 0.1% of net assets.
[59]	Rounded value of investments is less than 0.1% of net assets.
[60]	Rounded value of investments is less than 0.1% of net assets.
[61]	Rounded value of investments is less than 0.1% of net assets.
[62]	Rounded value of investments is less than 0.1% of net assets.
[63]	Rounded value of investments is less than 0.1% of net assets.
[64]	Rounded value of investments is less than 0.1% of net assets.
[65]	Rounded value of investments is less than 0.1% of net assets.
[66]	Rounded value of investments is less than 0.1% of net assets.
[67]	Rounded value of investments is less than 0.1% of net assets.
[68]	Rounded value of investments is less than 0.1% of net assets.
[69]	Rounded value of investments is less than 0.1% of net assets.
[70]	Rounded value of investments is less than 0.1% of net assets.
[71]	Rounded value of investments is less than 0.1% of net assets.
[72]	Rounded value of investments is less than 0.1% of net assets.
[73]	Rounded value of investments is less than 0.1% of net assets.
[74]	Rounded value of investments is less than 0.1% of net assets.
[75]	Rounded value of investments is less than 0.1% of net assets.
[76]	Rounded value of investments is less than 0.1% of net assets.
[77]	Rounded value of investments is less than 0.1% of net assets.